Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw material	$ 305,408	$ 503,391
Work-in-process	224,694	30,453
Finished goods	682,699	779,465
Low-value consumables	38,592	12,781
Total	$ 1,251,393	$ 1,326,090